Income taxes - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Net income (loss) before income taxes	$ (65,530)	$ (95,445)	$ (98,423)
Current	(2,780)	1,610	1,245
Deferred	(1,644)	2,340	(514)
Income tax expense (recovery)	(4,424)	3,950	731
Canada
Income Taxes [Line Items]
Net income (loss) before income taxes	(61,458)	(104,060)	(44,739)
Current	(3,737)	56	793
Deferred	(17)	120	228
Income tax expense (recovery)	(3,754)	176	1,021
United States
Income Taxes [Line Items]
Net income (loss) before income taxes	3,023	14,926	(22,227)
Current	17	7	9
Deferred	0	0	0
Income tax expense (recovery)	17	7	9
Italy
Income Taxes [Line Items]
Net income (loss) before income taxes	2,433	(4,324)	(20,695)
Current	493	192	389
Deferred	(1,470)	1,440	(566)
Income tax expense (recovery)	(977)	1,632	(177)
Other
Income Taxes [Line Items]
Net income (loss) before income taxes	(9,528)	(1,987)	(10,762)
Current	447	1,355	54
Deferred	(157)	780	(176)
Income tax expense (recovery)	$ 290	$ 2,135	$ (122)